Share-based Payment	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based payment
42	Share-based payment

The employees of the Group participate in share-based compensation plans under which share options and PSUs may be granted.

(a)	Share options
In December 2014 and August 2015, the board of directors of the Company approved the establishment of the Phase I Share Incentive Plan (the “2014 Plan”) and the Phase II Share Incentive Plan (the “2015 Plan”) to grant a maximum of 20,644,803 Class A ordinary shares and maximum of 25,000,000 Class A ordinary shares. respectively. The shares reserved for grants under the two plans were treated as treasury shares in the consolidated financial statements.
Options granted under the 2014 Plan and 2015 Plan are valid and effective for 10 years from the date of grant and generally vest evenly over four years. The Group originally determined that the vesting period would commence no later than the grant date and would end either on the date 6 months after the IPO date or on the service condition ending date, whichever was later. Before the IPO, the Group revised the vesting period to reflect the best available estimate of the IPO date. Before the successful IPO, any change in the estimate of the IPO date resulted in an adjustment of share-based compensation expenses on cumulative basis in the period when such change was made.
The Group does not have statutory or constructive obligations to purchase or repay options by cash.
The following table sets forth the changes in the number of outstanding options and the weighted average exercise prices:

	Average exercise price per share option (RMB)	Number of options (in ’000)
Outstanding as of January 1, 2021	74.22	21,460

Forfeited during the year	91.64	(1,702)
Exercised during the year	41.43	(1,937)

As of December 31, 2021	76.12	17,821

Exercised during the period	20.28	(2,821)
As of December 31, 2022	86.62	15,000

Exercised during the period	8.00	(181)

As of December 31, 2023	87.58	14,819

The Company recognized RMB4 million, RMB27 million and nil in expenses related to share options in 2021, 2022 and 2023, respectively. No options expired during the periods covered by the above table. The weighted-average remaining contract life for outstanding share options was 3.71 years and 2.73 years as of December 31, 2022 and 2023, respectively. The following table sets forth the outstanding share options as of December 31, 2023 by different exercise price:

Number of options (in ’000)
Exercise price per share option (RMB)
8.00	354
50.00	3,738
98.06	7,905
118.00	2,822

14,819

No share options were granted for the years ended December 31, 2021, 2022 and 2023.

(b)	PSUs
On September 4, 2019, the board of directors of the Company approved the establishment of the 2019 Performance Share Unit Plan (“2019 Plan”) to grant a maximum of 15,000,000 Class A ordinary shares which were reallocated from the 2015 Plan. Such shares were issued to Tun Kung Company Limited on December 24, 2019 and were treated as treasury shares in the consolidated financial statements. On July 21, 2021, the Company’s board of directors approved and authorized the Company to repurchase an aggregate of 35,644,803 shares, which included shares relating to the 2014 Plan, the 2015 Plan and the 2019 Plan, from Tun Kung Company Limited at par value.
For the years ended December 31, 2021, 2022 and 2023, 1,589,900 PSUs, 39,500 PSUs, and 32,000 PSUs were granted respectively, which are generally subject to a four-year vesting schedule as determined by the administrator of the plans. The actual number of PSUs provided to a grantee can vary from zero to 100 percent depending on the Group’s performance against certain key performance indicators which are determined annually.

The following table sets forth the changes in the number of PSUs and weighted average exercise prices:

	Weighted average grant day fair value (RMB)	Number of units (in ’000)
Outstanding as of January 1, 2021	140.87	1,958

Granted during the year	82.60	1,590
Exercised during the year	141.69	(283)
Forfeited and other change during the year	152.70	(223)
Outstanding as of December 31, 2021	109.47	3,042

Granted during the year	60.78	40
Exercised during the year	112.47	(402)
Forfeited and other change during the year	286.29	(325)
Outstanding as of December 31, 2022	83.73	2,355

Granted during the year	8.90	32
Exercised during the year	431.02	(172)
Forfeited and other change during the year	147.31	(119)

Outstanding as of December 31, 2023	50.48	2,096

For the years ended December 31, 2021, 2022 and 2023, the Company recognized RMB129 million, RMB19 million, and reversed RMB
36
 million of expenses related to PSUs, respectively.
The Group determined the underlying equity fair value of the Company based on its stock price as of the grant date. Based on fair value of the underlying equity, the Group uses Monte Carlo Simulation model to determine the fair value of the share unit as of the grant date. The risk-free rate was estimated based on the yield of the U.S treasury bond with a maturity date similar to the maturity date of the share unit plus the country risk premium of China. Volatility was estimated at grant date based on the average of the historical volatilities of the comparable companies over a period of time commensurable in length to the time to maturity of the share unit. Dividend yield was estimated based on management’s best estimate at the grant date. The following table sets forth the key assumptions used in the Monte Carlo Simulation model for the share units granted during the years ended December 31, 2022 and 2023.

	PSUs granted in Year ended December 31,
	2021	2022	2023
Risk-free rate	0.94%-1.70%	1.36%-3.37%	5.06%
Expected volatility rate	55.40%-59.70%	55.40%-60.05%	61.38%
Expected dividend yield	0.00%-3.00%	0.00%-3.01%	4.12%